Supplemental Cash Flows Information	12 Months Ended
Dec. 28, 2014
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flows Information
Supplemental Cash Flows Information

	Successor		Predecessor
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(52 Weeks)	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)
	(In millions)
Cash Paid During the Period For:
Interest	$620	$259	$42	$285	$278
Income taxes	$86	$131	$32	$327	$266

In addition, Heinz acted as servicer of trade receivables which were sold to unrelated third parties without recourse as of December 28, 2014, December 29, 2013, and April 28, 2013. See Note 11 for more details.